DEBT - Interest Expenses Reconciliation (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Interest expense	$ 2,076,725	$ 1,203,260	$ 4,237,075	$ 2,293,876	$ 5,577,828	$ 1,637,984
Loss (gain) on interest rate swaps	553,490	6,235	874,016	(220,571)	157,613	(7,899)
Accrued interest payable					7,649	6,231
Mortgage Note Payable
Debt Instrument [Line Items]
Interest expense	1,368,662	996,756	2,845,158	1,822,477	4,065,686	1,191,351
Amortization of deferred financing costs	109,071	98,648	379,593	505,534	897,535	168,546
Loss (gain) on interest rate swaps	562,571	15,877	890,385	(213,389)	261,198	(1,668)
Unsecured Credit Facility
Debt Instrument [Line Items]
Interest expense	27,918	83,408	111,436	166,397	323,409	248,637
Amortization of deferred financing costs	$ 8,503	$ 8,571	$ 10,503	$ 12,857	30,000	1,118
Forfeited loan fee					$ 0	$ 30,000